Significant dispositions	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Significant dispositions
Note 11 Significant dispositions
Wealth Management
On October 30, 2019, we completed the sale of our private debt Global Asset Management business in the United Kingdom to Dyal Capital Partners. As a result of the transaction, we recorded a pre-tax
gain of $142
million in Non-interest income – Other
($134 million
after-tax).
The assets, liabilities and equity that were included in the disposal group are not significant.